INTANGIBLE ASSETS - Schedule of Intangible Assets (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of detailed information about intangible assets [line items]
Balance as of January 1			$ 1,510	$ 1,619
Acquisition			162	0
Additions	$ 39	$ 24	58	38
Disposals and write offs			0	(3)
Divestment and reclassification to held for sale			(58)	(8)
Amortization			(114)	(100)
Currency translation			(15)	(34)
Transfers			10	2
Balance as of June 30	$ 1,553	$ 1,514	$ 1,553	$ 1,514